Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Changes in Shareholders’ Equity [Abstract]
Other comprehensive income (loss), net of tax (expense)	$ (2,969)	$ (4,844)	$ 1,665
Share-based compensation, net of tax (expense)	$ 6,046